This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

[ACM LOGO]
                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                     -- ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY PORTFOLIO
--------------------------------------------------------------------------------

Supplement dated October 17, 2005 to the Prospectuses dated May 2, 2005 of the AllianceBernstein Variable Products Series Fund that offer Class A and Class B shares of AllianceBernstein Wealth Appreciation Strategy Portfolio.

The following information should be added to the Prospectuses at the end of the section entitled "MANAGEMENT OF THE PORTFOLIO."

PERFORMANCE OF EQUITY INVESTMENT TEAMS

Although the Portfolio itself has limited performance history, certain of the investment teams employed by the Adviser in managing the Portfolio have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Portfolio they manage. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Portfolio, as a registered investment company, is subject and which, if applicable to the Historical Accounts, may have adversely affected the performance of the Historical Accounts.

Set forth below is performance data provided by the Adviser relating to the Historical Accounts managed by investment teams that manage the Portfolio's assets. Performance data is shown for the period during which the relevant investment team of Alliance or its Bernstein unit managed the Historical Accounts through June 30, 2005. The aggregate assets for the Historical Accounts managed by each investment team as of June 30, 2005 are also shown. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the Portfolio, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Portfolio. Expenses associated with the distribution of Class B shares of the Portfolio in accordance with the plan adopted by the Directors of the Portfolio under Commission Rule 12b-1 are also excluded. The data has not been adjusted to reflect the fees imposed by insurance company separate accounts in connection with variable products that invest in the Portfolio. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

Alliance has calculated the investment performance of the Historical Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for US Large Cap Value, International Large Cap Value and International Large Cap Growth accounts has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. Composite investment performance for all other accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on a "non-linear probability" method to assign stocks to the growth and value style indexes. The term "probability" is used to indicate the degree of certainty that a stock is value or growth based on its relative book-to-price ratio and I/B/E/S forecast long-term growth mean. The Russell 1000 Growth index is designed to include those Russell 1000 securities higher price-to-book ratios and higher forecasted growth values. In contrast, the Russell 1000 Value index is designed to include those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of May 2005 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of the close of May 30, 2003, MSCI implemented an enhanced methodology for its Value ("MSCI EAFE Value") and Growth ("MSCI EAFE Growth") Indices, adopting a two dimensional framework for style segmentation in which value and growth securities are categorized using different attributes -- three for value and five for growth including forward looking variables. Prior to May 30, 2003, all securities were classified as either "value" securities (low P/BV securities) or "growth" securities (high P/BV securities), relative to each MSCI country index.

The FTSE EPRA/NAREIT Global Real Estate Index is a free-floating, market capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks world-wide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets.

To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees. If an investment team were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the portion of the Portfolio managed by that investment team relative to the index would be reduced by the Portfolio's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Portfolio's shareholders of sales charges and income taxes.

The performance data on the following pages is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. THE PERFORMANCE OF THE PORTFOLIO WILL BE AFFECTED BOTH BY THE PERFORMANCE OF EACH INVESTMENT TEAM MANAGING A PORTION OF THE PORTFOLIO'S ASSETS AND BY ALLIANCE'S ALLOCATION OF THE PORTFOLIO'S PORTFOLIO AMONG ITS VARIOUS INVESTMENT TEAMS. IF SOME OR ALL OF THE INVESTMENT TEAMS EMPLOYED BY ALLIANCE IN MANAGING THE PORTFOLIO WERE TO PERFORM RELATIVELY POORLY, AND/OR IF ALLIANCE WERE TO ALLOCATE MORE OF THE PORTFOLIO'S PORTFOLIO TO RELATIVELY POORLY PERFORMING INVESTMENT TEAMS, THE PERFORMANCE OF THE PORTFOLIO WOULD SUFFER. Investors should not rely on the performance data of the Historical Accounts as an indication of future performance of all or any portion of the Portfolio.

                              HISTORICAL ACCOUNTS
                            NET OF FEES PERFORMANCE
FOR PERIODS ENDED JUNE 30, 2005, WITH THEIR AGGREGATE ASSETS AS OF JUNE 30, 2005

                                                     ASSETS                                                 SINCE     INCEPTION
INVESTMENT TEAMS AND BENCHMARKS                   (IN MILLIONS)   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION     DATES
-------------------------------                   -------------   ------   -------   -------   --------   ---------   ----------
--------------------------------------------------------------------------------------------------------------------------------
US Large Cap Growth                                 $18,337.8      3.89      5.30     (9.21)     9.05       14.76*    12/31/1977
  Russell 1000 Growth                                              1.68      7.26    (10.36)     7.40
--------------------------------------------------------------------------------------------------------------------------------
US Large Cap Value                                  $18,354.9     10.93     10.76     11.11                  7.69      3/31/1999
  Russell 1000 Value                                              14.06     11.00      6.56                  5.44
--------------------------------------------------------------------------------------------------------------------------------
International Large Cap Growth                      $ 3,544.0     11.68     10.05     (1.98)     6.12        6.98     12/31/1990
  MSCI EAFE Growth                                                11.36      9.00     (4.80)     2.64        3.89
--------------------------------------------------------------------------------------------------------------------------------
International Large Cap Value                       $ 1,966.4     19.72     16.32                           13.92      3/31/2001
  MSCI EAFE Value                                                 15.88     15.10                            7.90
--------------------------------------------------------------------------------------------------------------------------------
Global Real Estate                                  $   174.8     30.18                                     30.56      9/30/2003
  FTSE EPRA/NAREIT Index                                          31.75                                     30.97
--------------------------------------------------------------------------------------------------------------------------------

* The inception date for the Russell 1000 Growth Index was December 31, 1978; the total returns for the US Large Cap Growth Strategy and that benchmark for that date through 6/30/05 were 14.81% and 11.94%, respectively.

For more information, please call your financial intermediary.

You should retain this Supplement with your Prospectus for future reference.

(R) This symbol is used under license from the owner, Alliance Capital Management L.P.